Financial Instruments (Schedule Of Changes In Fair Value Of Cash Flow Hedges Recorded In Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ 2,903	¥ (4,895)	¥ (4,736)
Cash Flow Hedge
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	221	(5,487)
Cash Flow Hedge | Forward Exchange Contracts
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	67	(311)
Cash Flow Hedge | Interest Rate Swap Agreements
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(1,457)	(136)
Cash Flow Hedge | Currency Swap Agreement
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ 1,611	¥ (5,040)